Non-controlling interest (Details) - USD ($)	Sep. 29, 2023	Sep. 30, 2024	Dec. 31, 2023
Greenbrook TMS Inc and Subsidiaries
Non-controlling interest
Ownership percentage		100.00%
Greenbrook TMS Connecticut LLC
Non-controlling interest
Ownership percentage		100.00%
Greenbrook TMS Arlington LLC [Member]
Non-controlling interest
Ownership percentage			100.00%
Consideration transferred on purchase of non controlling interest	$ 513
Consideration transferred on repayment of non controlling interest loan	39,487
Release of liabilities and losses	$ 40,000
Greenbrook TMS Fairfax LLC [Member]
Non-controlling interest
Ownership percentage		100.00%
Greenbrook TMS Greenbelt LLC [Member]
Non-controlling interest
Ownership percentage		87.50%
Greenbrook TMS Christiansburg LLC
Non-controlling interest
Ownership percentage		100.00%
Greenbrook TMS Lynchburg LLC
Non-controlling interest
Ownership percentage		100.00%
Greenbrook TMS Roanoke LLC
Non-controlling interest
Ownership percentage		100.00%
NeuroHealth Centers St. Petersburg LLC
Non-controlling interest
Ownership percentage		100.00%
NeuroHealth Centers Mooresville LLC
Non-controlling interest
Ownership percentage		100.00%
NeuroHealth Centers Woodbridge LLC
Non-controlling interest
Ownership percentage		100.00%
NeuroHealth Centers Wilmington LLC
Non-controlling interest
Ownership percentage		100.00%